Exhibit 99.08

Annaly Loan ID	Seller Loan Number	Servicer Loan Number	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
6000023924	xxx	xxx	xxx	NY	4/23/2018	Yes	5/1/2018	Current	Yes	7/1/2017	3/19/2018			• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 3/19/2018.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No